Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of share capital and additional paid-in capital

Schedule of share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total
Balance at December 31, 2019 and 2020	57,475	760	58,235

Payment of Other reserve constitution - Share-bases compensation plan	-	6	6
Balance at December 31, 2021	57,475	766	58,241